Share-Based Compensation Plans Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	3,215,432
Options, Granted In Period	0	0	12,000
Options, Exercises in Period	(603,418)	(486,150)	(345,275)
Options, Forfeitures in Period	0
Options, Expirations in Period	(2,219,535)
Options Outstanding, Number, Ending Balance	392,479	3,215,432
Options, Vested and Expected to Vest, Outstanding, Number	392,479
Options, Exercisable, Number	392,479
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 28.67
Options, Exercises in Period, Weighted Average Exercise Price	$ 25.07
Options, Expirations in Period, Weighted Average Exercise Price	$ 29.46
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 29.72	$ 28.67
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 29.72
Options, Exercisable, Weighted Average Exercise Price	$ 29.72
Options, Outstanding, Weighted Average Remaining Contractual Term	1.3
Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	1.3
Options, Exercisable, Weighted Average Remaining Contractual Term	1.3
Options, Outstanding, Intrinsic Value	$ 0
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Options, Exercisable, Intrinsic Value	$ 0